Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	85,882	$960,158
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	277,542	4,865,310
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	185,521	1,682,673
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	203,936	3,209,954
		10,718,095
Fixed Income — 14.3%
PGIM Core Conservative Bond Fund (Class R6)	40,540	326,751
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	114,067	818,998
PGIM TIPS Fund (Class R6)	40,341	325,956
PGIM Total Return Bond Fund (Class R6)	131,807	1,470,963
		2,942,668
International Equity — 33.4%
PGIM Global Real Estate Fund (Class R6)	63,957	1,036,745
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	154,037	1,568,097
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	351,459	4,263,198
		6,868,040

Total Long-Term Investments (cost $19,076,151)		20,528,803

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $16,625)	16,625	16,625

TOTAL INVESTMENTS 100.0% (cost $19,092,776)(wa)		20,545,428
Liabilities in excess of other assets (0.0)%		(509)

Net Assets 100.0%		$20,544,919

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds